Note 2 - Revenue Recognition - Segment Revenue Disaggregated by Product Category Groups (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Net sales	[1]	$ 1,659,675	$ 1,578,887	$ 1,458,603
Canned Vegetables [Member]
Net sales		1,366,632	1,314,315	1,204,823
Frozen [Member]
Net sales		151,183	124,714	120,795
Fruit [Member]
Net sales		93,456	92,378	87,435
Snack [Member]
Net sales		15,020	14,995	13,400
Manufactured Product, Other [Member]
Net sales		$ 33,384	$ 32,485	$ 32,150

[1]	Information received by the CODM as part of net sales includes trade promotion costs representing amounts paid to customers for shelf space, to obtain favorable display positions, and to offer temporary price reductions for the sale of the Company's products to consumers.